Note 3 - Summary of Significant Accounting Policies: Accounting For Oil and Gas Activities: Schedule of Asset Retirement Obligations (Tables)	9 Months Ended
Jul. 31, 2014
Tables/Schedules
Schedule of Asset Retirement Obligations

	2014	2013

Asset retirement obligation as of beginning of period	$222,375	$203,889
Liabilities added	0	0
Liabilities settled	0	0
Revision of estimated obligation	0	0
Accretion expense on discounted obligation	6,000	18,486

Asset retirement obligation as of end of period	$228,375	$222,375